Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 20,390	$ 5,787
Valuation allowance	(29)	(616)
Total net value of trade receivables	$ 20,361	$ 5,171